Common stock	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Common stock
14. Common stock
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Issuance of new shares of common stock due to exercise of stock acquisition rights	—	—	—

Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894